Background, Basis of Presentation, and Going Concern (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (5,768,652)	$ (11,655,610)	$ (6,227,809)	$ (17,802,227)	$ (23,316,519)	$ (5,924,931)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of derivative liabilities			(6,170,172)	11,418,423	10,193,218	(38,497)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of warrants as derivative liabilities				76,368	76,368	688,614
As Reported [Member]
Cash flows from operating activities:
Net loss		(12,918,546)		(19,065,163)	(26,801,396)	(5,963,428)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of derivative liabilities
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of warrants as derivative liabilities
Revision [Member]
Cash flows from operating activities:
Net loss		$ 1,262,936		$ 1,262,936	$ 3,484,877	38,497
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of derivative liabilities						(38,497)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of warrants as derivative liabilities						$ 688,614